Income Taxes (Summary Of Changes In Gross Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013		Nov. 30, 2012
Gross Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, beginning of year		$ 10,459	$ 12,297		$ 36,739
Increases due to tax positions taken during the period		0	1,982	[1]	0
Decreases due to settlements with taxing authorities	[2]	(3,202)	(3,820)		(24,442)
Gross unrecognized tax benefits, end of year		$ 7,257	$ 10,459		$ 12,297
Effective Income Tax Rate Reconciliation, Percent		34.80%	26.96%		(178.43%)
Minimum [Member]
Gross Unrecognized Tax Benefits [Roll Forward]
Effective Income Tax Rate Continuing Operations Before Net Increases Decreases Of Gross Unrecognized Tax Benefits		35.13%	26.71%		(178.43%)
Maximum [Member]
Gross Unrecognized Tax Benefits [Roll Forward]
Effective Income Tax Rate Reconciliation, Percent		34.80%	26.96%		(178.03%)

[1]	Increased the Company's effective tax rate for the year ended November 30, 2013 from 26.71% to 26.96%.
[2]	Decreased the Company's effective tax rate for the year ended November 30, 2014 from 35.13% to 34.80% and for the year ended November 30, 2012 from (178.03)% to (178.43)%. The decrease for the year ended November 30, 2013 had no effect on the Company's effective tax rate.